Disposal of a subsidiary - Disclosure of consideration received for disposal of a subsidiary (Details) - ACT Genomics Holdings Company Limited - USD ($) $ in Thousands	Oct. 01, 2025	Oct. 14, 2024
Disclosure of analysis of single amount of discontinued operations [line items]
Cash consideration	$ 39,873
Deferred cash consideration (Note)	6,285
Total consideration	$ 46,158	$ 46,000